Profit/(loss) from divestment of ZIM (Schedule of financial results attributable to the discontinued operations of ZIM) (Details) - Z I M Member - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Net cash flows provided by operating activities	$ 66,266	$ 151,048	$ 727,309
Net cash flows provided by investing activities	500,995	0	463,549
Cash and cash equivalents provided from divestment of ZIM	$ 567,261	$ 151,048	$ 1,190,858